UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22336
Investment Company Act File Number:
Large-Cap Core Research Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Core Research Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Aerospace & Defense — 2.7%
Boeing Co. (The)	44,735	$2,706,915
United Technologies Corp.	34,631	2,436,637

		$5,143,552

Auto Components — 0.7%
Johnson Controls, Inc.	52,953	$1,396,371

		$1,396,371

Beverages — 2.7%
Anheuser-Busch InBev NV ADR	18,540	$982,249
Coca-Cola Co. (The)	46,706	3,155,457
Dr Pepper Snapple Group, Inc.	25,325	982,104

		$5,119,810

Biotechnology — 1.5%
Amgen, Inc.	23,948	$1,315,943
Celgene Corp.(1)	26,087	1,615,307

		$2,931,250

Capital Markets — 1.6%
Ameriprise Financial, Inc.	21,507	$846,515
Goldman Sachs Group, Inc. (The)	11,809	1,116,541
T. Rowe Price Group, Inc.	23,988	1,145,907

		$3,108,963

Chemicals — 2.4%
Air Products and Chemicals, Inc.	10,018	$765,075
BASF SE	14,988	913,749
Celanese Corp., Class A	19,707	641,069
Ecolab, Inc.	17,422	851,762
PPG Industries, Inc.	20,228	1,429,310

		$4,600,965

Commercial Banks — 3.4%
Fifth Third Bancorp	73,991	$747,309
KeyCorp	119,749	710,112
PNC Financial Services Group, Inc.	24,272	1,169,668
SunTrust Banks, Inc.	37,132	666,519
Wells Fargo & Co.	130,191	3,140,207

		$6,433,815

Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	30,368	$1,027,046

		$1,027,046

Communications Equipment — 2.1%
HTC Corp.	48,387	$1,062,428
QUALCOMM, Inc.	50,278	2,445,019
Telefonaktiebolaget LM Ericsson, Series B ADR	61,016	582,703

		$4,090,150

Computers & Peripherals — 7.2%
Apple, Inc.(1)	32,253	$12,294,199
EMC Corp.(1)	68,064	1,428,663

		$13,722,862

Security	Shares	Value
Construction & Engineering — 0.6%
Fluor Corp.	25,459	$1,185,116

		$1,185,116

Consumer Finance — 0.9%
American Express Co.	36,492	$1,638,491

		$1,638,491

Diversified Financial Services — 2.6%
Citigroup, Inc.	74,325	$1,904,206
JPMorgan Chase & Co.	75,397	2,270,958
Moody’s Corp.	29,150	887,618

		$5,062,782

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	69,136	$1,971,759
Verizon Communications, Inc.	70,025	2,576,920

		$4,548,679

Electric Utilities — 1.8%
American Electric Power Co., Inc.	40,042	$1,522,397
PPL Corp.	69,253	1,976,480

		$3,498,877

Energy Equipment & Services — 2.3%
Baker Hughes, Inc.	16,564	$764,594
Halliburton Co.	72,039	2,198,630
Schlumberger, Ltd.	24,815	1,482,200

		$4,445,424

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	16,308	$1,339,213
Wal-Mart Stores, Inc.	43,810	2,273,739
Walgreen Co.	30,748	1,011,302

		$4,624,254

Food Products — 1.9%
Green Mountain Coffee Roasters, Inc.(1)	11,504	$1,069,182
Kraft Foods, Inc., Class A	44,005	1,477,688
Mead Johnson Nutrition Co., Class A	15,593	1,073,266

		$3,620,136

Health Care Equipment & Supplies — 1.2%
Covidien PLC	28,096	$1,239,033
St. Jude Medical, Inc.	28,541	1,032,899

		$2,271,932

Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	24,536	$914,457
Fresenius Medical Care AG & Co. KGaA ADR	13,059	881,874
UnitedHealth Group, Inc.	49,414	2,278,974

		$4,075,305

Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	28,609	$866,853
Marriott International, Inc., Class A	26,398	719,082
McDonald’s Corp.	27,531	2,417,772

		$4,003,707

Household Products — 1.8%
Church & Dwight Co., Inc.	30,340	$1,341,028
Colgate-Palmolive Co.	24,655	2,186,405

		$3,527,433

Security	Shares	Value
Industrial Conglomerates — 2.2%
3M Co.	14,282	$1,025,305
Danaher Corp.	33,714	1,413,965
General Electric Co.	114,763	1,748,988

		$4,188,258

Insurance — 2.8%
ACE, Ltd.	13,645	$826,887
Aflac, Inc.	27,181	949,976
AON Corp.	19,984	838,928
MetLife, Inc.	34,153	956,625
Prudential Financial, Inc.	19,400	909,084
XL Group PLC	44,177	830,528

		$5,312,028

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.(1)	8,742	$1,890,283
Expedia, Inc.	30,366	781,924

		$2,672,207

Internet Software & Services — 1.8%
Google, Inc., Class A(1)	6,691	$3,441,717

		$3,441,717

IT Services — 3.5%
Accenture PLC, Class A	26,064	$1,373,052
Cognizant Technology Solutions Corp., Class A(1)	15,912	997,682
International Business Machines Corp.	14,425	2,524,808
Visa, Inc., Class A	20,510	1,758,117

		$6,653,659

Leisure Equipment & Products — 0.5%
Hasbro, Inc.	29,293	$955,245

		$955,245

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.(1)	24,624	$769,500

		$769,500

Machinery — 1.0%
Illinois Tool Works, Inc.	45,312	$1,884,979

		$1,884,979

Media — 2.9%
Comcast Corp., Class A	95,848	$2,003,223
Omnicom Group, Inc.	12,999	478,883
Time Warner, Inc.	46,583	1,396,093
Walt Disney Co. (The)	56,950	1,717,612

		$5,595,811

Metals & Mining — 1.1%
BHP Billiton, Ltd. ADR	9,958	$661,609
Cliffs Natural Resources, Inc.	10,668	545,882
Freeport-McMoRan Copper & Gold, Inc.	26,761	814,872

		$2,022,363

Multi-Utilities — 2.2%
PG&E Corp.	32,224	$1,363,397
Public Service Enterprise Group, Inc.	31,418	1,048,419
Sempra Energy	35,532	1,829,898

		$4,241,714

Security	Shares	Value
Multiline Retail — 0.5%
Macy’s, Inc.	36,693	$965,760

		$965,760

Oil, Gas & Consumable Fuels — 8.8%
Apache Corp.	19,980	$1,603,195
ConocoPhillips	75,086	4,754,446
EOG Resources, Inc.	22,198	1,576,280
Exxon Mobil Corp.	80,418	5,840,759
Occidental Petroleum Corp.	17,496	1,250,964
Southwestern Energy Co.(1)	53,750	1,791,487

		$16,817,131

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	8,863	$778,526

		$778,526

Pharmaceuticals — 6.9%
Allergan, Inc.	19,498	$1,606,245
Bristol-Myers Squibb Co.	32,781	1,028,668
Johnson & Johnson	73,272	4,668,159
Pfizer, Inc.	140,506	2,484,146
Sanofi SA ADR	38,094	1,249,483
Shire PLC ADR	13,104	1,230,859
Teva Pharmaceutical Industries, Ltd. ADR	25,503	949,222

		$13,216,782

Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.	9,671	$1,102,977
Boston Properties, Inc.	11,967	1,066,260
Simon Property Group, Inc.	10,309	1,133,784

		$3,303,021

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.	39,367	$1,230,219
Micron Technology, Inc.(1)	148,026	746,051

		$1,976,270

Software — 4.1%
Activision Blizzard, Inc.	89,882	$1,069,596
Microsoft Corp.	143,617	3,574,627
Oracle Corp.	112,591	3,235,865

		$7,880,088

Specialty Retail — 1.7%
Abercrombie & Fitch Co., Class A	13,859	$853,160
Home Depot, Inc.	42,469	1,395,956
TJX Companies, Inc. (The)	16,828	933,449

		$3,182,565

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	19,416	$1,660,262

		$1,660,262

Tobacco — 2.4%
Philip Morris International, Inc.	57,145	$3,564,705
Reynolds American, Inc.	27,197	1,019,344

		$4,584,049

Security	Shares	Value
Wireless Telecommunication Services — 1.0%
American Tower Corp., Class A(1)	34,329	$1,846,900

		$1,846,900

Total Common Stocks (identified cost $180,495,772)		$184,025,755

Short-Term Investments — 0.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$595	$594,579

Total Short-Term Investments (identified cost $594,579)		$594,579

Total Investments — 96.4% (identified cost $181,090,351)		$184,620,334

Other Assets, Less Liabilities — 3.6%		$6,837,891

Net Assets — 100.0%		$191,458,225

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $1,514.

The Portfolio did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$181,114,783

Gross unrealized appreciation	$17,594,968
Gross unrealized depreciation	(14,089,417)

Net unrealized appreciation	$3,505,551

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$20,431,928	$—		$—	$20,431,928
Consumer Staples	22,254,208	—		—	22,254,208
Energy	21,262,555	—		—	21,262,555
Financials	24,859,100	—		—	24,859,100
Health Care	23,264,769	—		—	23,264,769
Industrials	13,428,951	—		—	13,428,951
Information Technology	36,702,318	1,062,428		—	37,764,746
Materials	5,709,579	913,749		—	6,623,328
Telecommunication Services	6,395,579	—		—	6,395,579
Utilities	7,740,591	—		—	7,740,591

Total Common Stocks	$182,049,578	$1,976,177	*	$—	$184,025,755

Short-Term Investments	$—	$594,579		$—	$594,579

Total Investments	$182,049,578	$2,570,756		$—	$184,620,334

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Large-Cap Core Research Portfolio

By:	/s/ Charles B. Gaffney Charles B. Gaffney President

Date:	November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney Charles B. Gaffney President

Date:	November 23, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	November 23, 2011